GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in goodwill [abstract]
Goodwill as of beginning of the year	$ 11,832	$ 11,832
Goodwill acquired during the year	0	0
Goodwill impaired during the year	0	0
Goodwill as of end of the year	$ 11,832	$ 11,832